Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies
17.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed (except as disclosed under Note 17(b) and Note 17(c)), or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ operations up to the customary limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)	Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of December 31, 2024. Non-cancelable time charter contracts include both fixed-rate time charters or charters linked to the Baltic Dry Index (“BDI”). For index linked contracts, contracted lease payments have been calculated using the BDI-linked rate as measured at the commencement date.

In addition, certain of the variable-rate contracts have the option at the Company’s option to convert to a fixed rate for a predetermined period, in such cases where lease payments have been converted to a fixed rate, the minimum contracted lease payments for this period are calculated using the agreed converted fixed rate. The calculation does not include any assumed off-hire days.

Twelve-month period ending December 31,	Amount
2025	$20,231,359
Total	$20,231,359

For the Lease commitments refer to Note 16.

In addition, the Company has payment commitments of $2.5 million related to the disposal group held for sale for the use of land.

(b)	Claims

Following the buyers’ failure to take delivery of M/V Magic Moon, Pikachu Shipping Co. (the “sellers” or the “owners”), a wholly owned subsidiary of the Company, terminated the sale of the vessel under the Memorandum of Agreement, dated March 23, 2023, between the sellers and the buyers (the “MoA”). Notably, the MoA required that the buyers deposit 10% of the purchase price into an escrow account administered by the escrow agent as security for completion of the transaction according to the terms and conditions set forth in the MoA and the buyers deposited $1,395,000 into such account prior to their breach of the MoA (the “Deposit”). The owners accordingly initiated arbitration proceedings during September 2023 for the release of and remittance to the Company of the $1,395,000 deposit held in escrow based on the owner’s position that the buyers’ failure to take delivery of the M/V Magic Moon constituted a default under the MoA. While the Company is unable to provide any assurances as to the ultimate outcome of the case, it believes it will prevail at arbitration. All the submissions on behalf of the Company were prepared, reviewed and filed with the London arbitrator, who on April 28, 2024 issued and on May 1, 2024 delivered an arbitration award in favor of the owners, awarding them the return of the Deposit subject to no appeal being filed by the buyers within 28 days from the day of the issuance of the award. On May 28, 2024, the Company collected the amount of $1,411,356 (including the deposit amount of $1,395,000 and gross interest earned on the deposit), and following the provisions of ASC 450-30-25-1, has recorded this gain in the “Gain from a claim” in the Company’s consolidated statements of comprehensive income for the year ended December 31, 2024.

In addition, the Company included in the claim both the damages that it has suffered due to the unlawful breach of MoA by the buyers as well as all the related expenses it has incurred due to the buyers’ default under the MoA. As of December 31, 2023 and 2024, the Company has included the amount of $115,000 in ‘Prepaid expenses and other assets’ in the accompanying consolidated balance sheets.

In addition, the M/V Magic Moon was arrested on August 17, 2023 by the buyers to secure a claim before the Korean courts for the amount of $1,395,000, equal to the amount of the Deposit, and the owners paid a counter-security of $1,395,000 for the purpose of lifting the arrest of the vessel. The owners have applied to the Korean courts to decide the issue of the return of the counter-security to them. The Company has included the $1,395,000 in ‘Prepaid expenses and other assets’ in the accompanying consolidated balance sheets for the year ended December 31, 2023 incurred in connection with the cash deposit made in 2023 by the owners for the purpose of lifting the arrest of the M/V Magic Moon. On October 4, 2024, the Company collected the amount of $1,401,740 (including the counter-security amount of $1,395,000 and gross interest earned on the deposit).

It is possible that from time to time in the ordinary course of business the Company may be involved in legal proceedings or investigations, which could have an adverse impact on its reputation, business and financial condition and divert the attention of management from the operation of the business. However, the Company believes that the current legal proceedings are not expected to have a material adverse effect on its business, financial position or results of operations.

(c)	Contingencies

The Company recognized further provisions in the amount of approximately $3.8 million for various circumstances involving uncertainty if it was probable that an outflow of resources will be required to settle the obligations and the amount of the losses was reasonably estimable.

A provision of approximately $1.1 million and contingent liabilities of approximately $2.4 million were recognized for possible losses with respect to disputes including legal proceedings concerning potential prospectus errors for closed-end funds placed by the Company in the past that could have causal effect on the individual investor’s decision. Contingencies are included in accrued liabilities in the accompanying consolidated balance sheets.